Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Mario L. Giannini		Erik R. Hirsch		Juan Delgado-Moreira		Average SCT Total for non-PEO NEOs (5) ($)	Average CAP to non-PEO NEOs (5) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (8) ($ millions)	Fee Related Earnings (9) ($ millions)
	SCT Total for PEO (1) ($)	CAP to PEO (2) ($)	SCT Total for PEO (1) ($)	CAP to PEO (2) ($)	SCT Total for PEO (1) ($)	CAP to PEO (2) ($)			Total Shareholder Return (6) ($)	Peer Group Total Shareholder Return (7) ($)
2024	376,295	376,295	3,897,893	4,631,205	2,855,804	3,595,627	1,201,488	1,643,962	220.10	226.73	140.86	193.34
2023	658,386	658,386					3,088,962	3,099,481	141.70	171.52	109.12	158.81
2022	711,477	711,477					1,959,255	1,997,115	144.58	189.87	145.99	144.25
2021	853,803	1,091,877					2,183,114	2,870,381	163.01	174.17	98.02	130.04

Company Selected Measure Name	Fee Related Earnings (“FRE”)
Named Executive Officers, Footnote	Mr. Giannini served as PEO in all reported years. Messrs. Hirsch and Delgado-Moreira served as Co-PEOs in fiscal 2024, after Mr. Giannini transitioned to his current role.The non-PEO NEOs were the following individuals for each of the fiscal years shown: 2024 – Mr. Armbrister, Mr. Varma, Ms. Kramer, Ms. Gavalis and Mr. Carl; 2023 – Mr. Varma, Mr. Hirsch, Mr. Delgado-Moreira and Ms. Gavalis; 2022 – Mr. Varma,
Mr. Hirsch, Mr. Delgado-Moreira, Ms. Gavalis and Kevin Lucey; and 2021 – Mr. Varma, Mr. Hirsch, Mr. Delgado-Moreira and Mr. Lucey, collectively, our non-PEO NEOs for each covered year as reported in the “Total” column of the Summary Compensation Table in this and prior years’ proxy statements.

Peer Group Issuers, Footnote	Total shareholder return (“TSR”) as calculated based on a fixed investment of $100 in our Class A common stock measured from the market close on March 31, 2020 (the last trading day of fiscal 2020) through and including the end of the fiscal year for each year reported in the table.Total shareholder return as calculated based on a fixed investment of $100 in the Dow Jones U.S. Asset Managers Index, measured from the market close on March 31, 2020 (the last trading day of fiscal 2020) through and including the end of the fiscal year for each year reported in the table. This is the same industry index used in our “Stock Performance Graph” in “Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” of our 2024 Form 10-K.
PEO Total Compensation Amount		$ 658,386	$ 711,477	$ 853,803
PEO Actually Paid Compensation Amount		658,386	711,477	1,091,877
Adjustment To PEO Compensation, Footnote	To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table total compensation for each of the fiscal years shown for each PEO as well as for our non-PEO NEOs in accordance with the requirements of Item 402(v)(2)(iii):

	2024				2023		2022		2021
	Mario L. Giannini	Erik R. Hirsch	Juan Delgado-Moreira
	PEO ($)	PEO ($)	PEO ($)	Avg. Non-PEO NEOs ($)	PEO ($)	Avg. Non-PEO NEOs ($)	PEO ($)	Avg. Non-PEO NEOs ($)	PEO ($)	Avg. Non-PEO NEOs ($)
Summary Compensation Table Total	376,295	3,897,893	2,855,804	1,201,488	658,386	3,088,962	711,477	1,959,255	853,803	2,183,114
Deduct amounts reported in the Stock Awards column of Summary Compensation Table(w)	—	824,899	551,097	191,098	—	656,199	—	230,487	—	343,323
Add fair value(x) of current year equity awards at end of current fiscal year	—	864,709	577,694	174,428	—	729,244	—	341,195	—	349,342
Add change in fair value(x) of prior years’ equity awards that remained outstanding and unvested at end of current fiscal year	—	693,501	460,213	385,418	—	(15,720)	—	(57,354)	—	357,387
Add change in fair value(x) of prior years’ equity awards that vested during current fiscal year	—	—	253,015	115,023	—	(46,806)	—	(15,494)	238,074	323,861
Deduct fair value at end of prior fiscal year of equity awards that failed to meet vesting conditions in the current fiscal year(y)	—	—	—	41,297	—	—	—	—	—	—
CAP Total(z)	376,295	4,631,205	3,595,627	1,643,962	658,386	3,099,481	711,477	1,997,115	1,091,877	2,870,381

(w) Reflects the grant date fair value of equity-based awards as discussed in the Summary Compensation Table and the Grants of Plan-Based Awards table for each fiscal year shown.
(x) Reflects the measurement date fair value of equity-based awards, measured in accordance with ASC Topic 718 and in accordance with the SEC’s methodology for determining CAP for each fiscal year shown. The valuation methods and underlying assumptions are consistent with those disclosed in our financial statements as of the grant date for each award, including awards subject to performance conditions which are valued at the probable outcome of the award at each measurement date, and are further described in “Compensation and Benefits” in Note 2, “Summary of Significant Accounting Policies” to our consolidated financial statements included in Item 8 of our 2024 Form 10-K. For performance stock awards, the grant date fair value reported is based upon the probable outcome of the performance conditions described in “—Compensation Discussion and Analysis—Determination of Compensation for Named Executive Officers—Compensation Elements—Equity Awards—2017 Equity Plan”.
(y) The only equity awards that failed to meet the applicable vesting conditions during the fiscal years shown were those forfeited by Mr. Varma in fiscal 2024 in connection with his separation from the Company, as further described in “Executive Compensation Arrangements—Executive Employment Agreements”.
(z) All applicable adjustments are listed herein. Regarding those items referenced in Item 402(v) that are not reflected: (1) no equity awards were granted during the fiscal years shown that vested within the same fiscal year; (2) dividend equivalent share accruals and vestings are not broken out separately as they are included in the fair value of the equity award to which they apply; (3) no equity awards were modified during the fiscal years shown except for those in connection with Mr. Varma’s separation from the Company, as further described in “Executive Compensation Arrangements—Executive Employment Agreements”; and (4) the Company does not offer pension plans to U.S.-based employees.

Non-PEO NEO Average Total Compensation Amount	$ 1,201,488	3,088,962	1,959,255	2,183,114
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,643,962	3,099,481	1,997,115	2,870,381
Adjustment to Non-PEO NEO Compensation Footnote	To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table total compensation for each of the fiscal years shown for each PEO as well as for our non-PEO NEOs in accordance with the requirements of Item 402(v)(2)(iii):

	2024				2023		2022		2021
	Mario L. Giannini	Erik R. Hirsch	Juan Delgado-Moreira
	PEO ($)	PEO ($)	PEO ($)	Avg. Non-PEO NEOs ($)	PEO ($)	Avg. Non-PEO NEOs ($)	PEO ($)	Avg. Non-PEO NEOs ($)	PEO ($)	Avg. Non-PEO NEOs ($)
Summary Compensation Table Total	376,295	3,897,893	2,855,804	1,201,488	658,386	3,088,962	711,477	1,959,255	853,803	2,183,114
Deduct amounts reported in the Stock Awards column of Summary Compensation Table(w)	—	824,899	551,097	191,098	—	656,199	—	230,487	—	343,323
Add fair value(x) of current year equity awards at end of current fiscal year	—	864,709	577,694	174,428	—	729,244	—	341,195	—	349,342
Add change in fair value(x) of prior years’ equity awards that remained outstanding and unvested at end of current fiscal year	—	693,501	460,213	385,418	—	(15,720)	—	(57,354)	—	357,387
Add change in fair value(x) of prior years’ equity awards that vested during current fiscal year	—	—	253,015	115,023	—	(46,806)	—	(15,494)	238,074	323,861
Deduct fair value at end of prior fiscal year of equity awards that failed to meet vesting conditions in the current fiscal year(y)	—	—	—	41,297	—	—	—	—	—	—
CAP Total(z)	376,295	4,631,205	3,595,627	1,643,962	658,386	3,099,481	711,477	1,997,115	1,091,877	2,870,381

(w) Reflects the grant date fair value of equity-based awards as discussed in the Summary Compensation Table and the Grants of Plan-Based Awards table for each fiscal year shown.
(x) Reflects the measurement date fair value of equity-based awards, measured in accordance with ASC Topic 718 and in accordance with the SEC’s methodology for determining CAP for each fiscal year shown. The valuation methods and underlying assumptions are consistent with those disclosed in our financial statements as of the grant date for each award, including awards subject to performance conditions which are valued at the probable outcome of the award at each measurement date, and are further described in “Compensation and Benefits” in Note 2, “Summary of Significant Accounting Policies” to our consolidated financial statements included in Item 8 of our 2024 Form 10-K. For performance stock awards, the grant date fair value reported is based upon the probable outcome of the performance conditions described in “—Compensation Discussion and Analysis—Determination of Compensation for Named Executive Officers—Compensation Elements—Equity Awards—2017 Equity Plan”.
(y) The only equity awards that failed to meet the applicable vesting conditions during the fiscal years shown were those forfeited by Mr. Varma in fiscal 2024 in connection with his separation from the Company, as further described in “Executive Compensation Arrangements—Executive Employment Agreements”.
(z) All applicable adjustments are listed herein. Regarding those items referenced in Item 402(v) that are not reflected: (1) no equity awards were granted during the fiscal years shown that vested within the same fiscal year; (2) dividend equivalent share accruals and vestings are not broken out separately as they are included in the fair value of the equity award to which they apply; (3) no equity awards were modified during the fiscal years shown except for those in connection with Mr. Varma’s separation from the Company, as further described in “Executive Compensation Arrangements—Executive Employment Agreements”; and (4) the Company does not offer pension plans to U.S.-based employees.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
•	Fee Related Earnings

Total Shareholder Return Amount	$ 220.10	141.70	144.58	163.01
Peer Group Total Shareholder Return Amount	226.73	171.52	189.87	174.17
Net Income (Loss)	$ 140,860,000	$ 109,120,000	$ 145,990,000	$ 98,020,000.00
Company Selected Measure Amount	193,340,000	158,810,000	144,250,000	130,040,000.00
Additional 402(v) Disclosure	Net Income” as reported in our Annual Report on Form 10-K for the fiscal years ended March 31, 2024, 2023, 2022, and 2021.
Measure:: 1
Pay vs Performance Disclosure
Name	Fee Related Earnings
Non-GAAP Measure Description	or purposes of Item 402(v)(2)(iii) and as further described below in “Tabular List of Most Important Performance Measures”, we have identified Fee Related Earnings (“FRE”) as our Company-Selected Measure. FRE is described in “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations”—“Non-GAAP Financial Measures” of our 2024 Form 10-K. For a reconciliation of FRE to our Net Income for the relevant periods, please see Appendix A.
Mr. Giannini [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 376,295	$ 658,386	$ 711,477	$ 853,803
PEO Actually Paid Compensation Amount	$ 376,295	658,386	711,477	1,091,877
PEO Name	Mr. Giannini
Mr. Hirsch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,897,893
PEO Actually Paid Compensation Amount	4,631,205
Mr. Delgado-Moreira [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,855,804
PEO Actually Paid Compensation Amount	3,595,627
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	238,074
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Mr. Giannini [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Giannini [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Giannini [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Giannini [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Giannini [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Hirsch [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(824,899)
PEO | Mr. Hirsch [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	864,709
PEO | Mr. Hirsch [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	693,501
PEO | Mr. Hirsch [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Hirsch [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Delgado-Moreira [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(551,097)
PEO | Mr. Delgado-Moreira [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	577,694
PEO | Mr. Delgado-Moreira [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	460,213
PEO | Mr. Delgado-Moreira [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	253,015
PEO | Mr. Delgado-Moreira [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(191,098)	(656,199)	(230,487)	(343,323)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	174,428	729,244	341,195	349,342
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	385,418	(15,720)	(57,354)	357,387
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,023	(46,806)	(15,494)	323,861
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (41,297)	$ 0	$ 0	$ 0